Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2018	2017
Computers, related equipment and software	$1,027,825	$978,040
Building and land	97,782	—
Leasehold improvements	222,812	213,166
Furniture, fixtures and other	43,518	56,324

Property and equipment, gross	1,391,937	1,247,530

Less accumulated depreciation	(895,352)	(891,845)

Property and equipment, net	$496,585	$355,685